Other Receivables, Net (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Other Receivables, Net (Details) [Line Items]
Allowance for credit losses	¥ 8,082
Corresponding interest receivable	3,353
Shenzhen Chetong Technology Co., Ltd. [Member]
Other Receivables, Net (Details) [Line Items]
Loan receivable	14,736
Sichuan Tianyi Real Estate Development Co., Ltd [Member]
Other Receivables, Net (Details) [Line Items]
Loan receivable	¥ 80,000
Interest rate	7.20%
Shenzhen Yingxin Asset Management Co., Ltd [Member]
Other Receivables, Net (Details) [Line Items]
Loan receivable	¥ 100,000
Interest rate	7.30%